Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 12.  STOCK-BASED COMPENSATION

The Company previously had a 2006 Stock Plan which had been approved by the Company’s shareholders. The 2006 Stock Plan authorized the grant of stock options, stock appreciation rights, restricted stock, and stock bonuses for up to 9,615 shares of common stock. The 2006 Stock Plan expired on December 31, 2015.

As a replacement for the 2006 Stock Plan, the Board of Directors adopted the Condor 2016 Stock Plan, which was approved by the Company’s shareholders at the annual shareholders meeting on June 15, 2016.  The 2016 Stock Plan authorizes the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, deferred stock units, and other forms of stock-based compensation.  The maximum number of shares of the Company’s common stock that may be issued under the 2016 Stock Plan is 461,538, provided, however, that awards under this plan may not exceed 38,461 shares of common stock prior to the conversion into common stock of all shares of Series D Preferred Stock (see Note 10).

Options and Unvested Share Awards

At December 31, 2016, the Company had a total of 865 vested stock options outstanding with a weighted average exercise price of $48.945 per share and no unvested stock options or unvested share awards outstanding.

Warrants

On March 2, 2015, the Company granted a warrant to an executive officer of the Company outside of the 2006 Stock Plan as an inducement material to the executive’s acceptance of employment. The warrant entitles the executive to purchase a total of 101,213 authorized but previously unissued shares of the Company’s common stock with a grant date price at (i) $9.88 per share (the adjusted closing bid price of the common stock on Nasdaq on March 2, 2015) if at least one-third but not more than one-half of the shares were purchased on or prior to March 17, 2015, and (ii) $12.48 per share for shares purchased after. The warrant has a three-year term. The executive officer exercised the warrant in part to purchase 35,060 shares on March 11, 2015 at the price of $9.88 per share. The warrant remains exercisable for 66,153 shares at an exercise price of $12.48 per share. As of December 31, 2016, the total unrecognized compensation cost related to the warrants was approximately $115, which is expected to be recognized over the next 14 months.

The Company records compensation expense for warrants based on the estimated fair value of the warrants on the date of grant determined using the Black-Scholes option-pricing model.  The Company uses historical data among other factors to estimate expected price volatility, expected warrant life, dividend rate, and expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield in effect at the time of grant for the estimated life of the warrants.  The following table summarizes the estimates used in the Black-Scholes option-pricing model related to the warrants granted in 2015:

	$1.52 Grant		$1.92 Grant
	March 2, 2015		March 2, 2015
Volatility	53.10%		78.60%
Expected forfeitures	0.00%		0.00%
Expected term	15	days	3.00	years
Risk free interest rate	0.02%		1.06%

LTIP Awards

On March 2, 2015, the Company granted an equity award of 5,263,152 LTIP units, representing profit interests in CHLP, to an executive officer of the company. The LTIP units are earned in one-third increments upon the Company’s common stock achieving price per share milestones of $22.75,  $29.25, and $35.75 respectively.  Earned LTIP units vest in March 2018, or earlier upon a change in control of the Company, and can be redeemed at the rate of one share of common stock for each eight earned LTIP units for up to 101,213 common shares. As of December 31, 2016, the total unrecognized compensation cost related to the LTIP units was $199, which is expected to be recognized over the next 14 months.

The Company records compensation expense for the LTIP units based on the estimated fair value of the units on the date of grant determined using the Monte Carlo simulation model.  The Company uses historical data among other factors to estimate expected price volatility, expected LTIP life, volume weighted average price, and expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield in effect at the time of grant for the estimated life of the LTIP.  The following table summarizes the estimates used in the Monte Carlo option-pricing model related to the LTIP grant in 2015:

	Grant Date March 2, 2015
Volatility	75.5%
Expected forfeitures	0.00%
Weighted average price	$9.945
Expected term	3.00	years
Risk free interest rate	1.06%

Investment Committee Share Compensation

Independent directors serving as members of the Investment Committee of the Board of Directors receive their monthly Investment Committee fees in the form of shares of the Company’s common stock issued under the available stock plan, priced as the average of the closing price of the stock for the first 20 trading days of the calendar year. The shares issued to the independent directors of the Investment Committee for the year ended December 31, 2016 under the 2016 Stock Plan totaled 2,361.  The shares issued for the years ended December 31, 2015 and 2014 under the 2006 Stock Plan totaled 3,295 and 1,494, respectively.

Stock-Based Compensation Expense

The expense recognized in the financial statements for stock-based compensation, including the LTIP, related to employees and directors for the years ended December 31, 2016, 2015, and 2014 was $305,  $285, and $34, respectively, all of which is included in general and administrative expense.